Financial Instruments (Details) - Schedule of Details Regarding Fair Value Measurement $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Convertible note [Member]
Financial Instruments (Details) - Schedule of Details Regarding Fair Value Measurement [Line Items]
Balance as of January 1, 2023	$ 431
Issuance
Proceed	(875)
Revaluation	517
Balance as of December 31, 2023	73
Warrants [Member]
Financial Instruments (Details) - Schedule of Details Regarding Fair Value Measurement [Line Items]
Balance as of January 1, 2023
Issuance	6,015
Proceed
Revaluation	(3,497)
Balance as of December 31, 2023	$ 2,518